Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions

26.	PROVISIONS

(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Asset retirement obligation	97,772	106,786
Provisions for guarantees (*1)	71,470	79,317
Provisions for unused loan commitments	137,562	137,081
Other provisions (*2)	304,624	467,549

Total	611,428	790,733

(*1)	Provisions for guarantees includes provision for financial guarantee of 48,785 million Won and 52,733 million Won as of December 31, 2024 and 2025, respectively.
(*2)	Other provisions consist of provision for litigation, loss compensation and others.

(2)	Changes in provisions for guarantees and unused loan commitments are as follows (Unit: Korean Won in millions):

1)	Provisions for guarantees

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	44,496	24,327	7,685	76,508
Transfer to 12-month expected credit loss	20,503	(20,503)	—	—
Transfer to expected credit loss for the entire period	(453)	453	—	—
Transfer to credit-impaired financial assets	(4)	(3)	7	—
Net provision (reversal) of unused amount	5,492	(1,470)	(467)	3,555
Others (*)	644	(4)	—	640

Ending balance	70,678	2,800	7,225	80,703

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	70,678	2,800	7,225	80,703
Transfer to 12-month expected credit loss	317	(317)	—	—
Transfer to expected credit loss for the entire period	(230)	230	—	—
Transfer to credit-impaired financial assets	(100)	(90)	190	—
Net provision (reversal) of unused amount	(9,352)	(108)	4,211	(5,249)
Others (*)	(4,004)	19	1	(3,984)

Ending balance	57,309	2,534	11,627	71,470

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	57,309	2,534	11,627	71,470
Transfer to 12-month expected credit loss	536	(536)	—	—
Transfer to expected credit loss for the entire period	(438)	438	—	—
Transfer to credit-impaired financial assets	(809)	(39)	848	—
Net provision (reversal) of unused amount	4,005	1,015	3,344	8,364
Others (*)	(512)	(5)	—	(517)

Ending balance	60,091	3,407	15,819	79,317

(*)	Recognized as a result of changes in financial guarantee liabilities.

2)	Provisions for unused loan commitment

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	67,640	38,188	205	106,033
Transfer to 12-month expected credit loss	19,492	(19,458)	(34)	—
Transfer to expected credit loss for the entire period	(3,631)	3,670	(39)	—
Transfer to credit-impaired financial assets	(183)	(263)	446	—
Net provision (reversal) of unused amount	25,438	4,191	(346)	29,283
Others	19	—	—	19

Ending balance	108,775	26,328	232	135,335

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	108,775	26,328	232	135,335
Transfer to 12-month expected credit loss	9,966	(9,945)	(21)	—
Transfer to expected credit loss for the entire period	(3,485)	3,491	(6)	—
Transfer to credit-impaired financial assets	(277)	(321)	598	—
Net provision (reversal) of unused amount	(7,731)	5,209	3,412	890
Others	970	134	233	1,337

Ending balance	108,218	24,896	4,448	137,562

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	108,218	24,896	4,448	137,562
Transfer to 12-month expected credit loss	9,547	(9,514)	(33)	—
Transfer to expected credit loss for the entire period	(3,171)	3,179	(8)	—
Transfer to credit-impaired financial assets	(1,477)	(523)	2,000	—
Net provision (reversal) of unused amount	(4,363)	3,608	(2,701)	(3,456)
Changes due to business combinations	2,961	—	14	2,975

Others	(216)	1	215	—

Ending balance	111,499	21,647	3,935	137,081

(3)	Changes in asset retirement obligation for the years ended December 31, 2023, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Beginning balance	82,717	95,179	97,772
Provisions provided	6,979	5,790	4,700
Provisions used	(1,542)	(5,467)	(8,447)
Reversal of provisions unused	(1,202)	(957)	(314)
Amortization	2,412	1,551	1,458
Changes due to business combinations	—	218	4,512
Increase of restoration expense, etc.	5,815	1,458	7,105

Ending b alan ce	95,179	97,772	106,786

The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation – arising from leased property as of December 31, 2025, discounted by appropriate discount rate. The restoration cost is expected to occur by the end of each property’s lease period, and the Group has used average lease period for each category of leases terminated during the past years in order to rationally estimate the lease period. In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.

(4)	Changes in other provisions for the years ended December 31, 2023, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Beginning balance	280,607	494,814	304,624
Provisions provided	265,574	31,028	135,823
Provisions used	(30,974)	(186,343)	(5,185)
Reversal of provisions unused	(18,579)	(9,069)	(377)
Foreign currencies translation adjustments	(1,844)	209	82
Transfer	—	(21,343)	(16,283)
Changes due to business combinations	—	—	48,754
Others	30	(4,672)	111

Ending balance	494,814	304,624	467,549

(5)	Others

1)
The Group recognized the estimated amount of compensation related to incomplete sales of Derivative Linked Fund (DLF) in 2019 and provisions for fines expected to be imposed by the Financial Services Commission as the best estimate of expenditure required to fulfil its current obligations at the end of the period.

2)
The Group recognized provisions for estimated compensation amounts related to the prepayment arising from the delay in the redemption of funds and other related issues and the dispute settlement as the best estimate of the expenditure amounting to 246,422 million won and 259,168 million Won as of December 31, 2024 and 2025. In addition, the Group recognized provisions of KRW 781 million and KRW 2,847 million as of December 31, 2024 and 2025, respectively, for estimated compensation related to expected losses of customers who invested in equity-linked securities, as well as for fines and penalties expected to be imposed by the Financial Services Commission.